Prudential Day One 2040 Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 98.7%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	252,846	$2,584,085
PGIM Global Real Estate Fund (Class R6)	87,949	2,426,519
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	83,301	1,728,492
PGIM QMA Commodity Strategies Fund (Class R6)*	189,870	2,434,138
PGIM QMA Emerging Markets Equity Fund (Class R6)	217,438	2,789,726
PGIM QMA International Developed Markets Index Fund (Class R6)	644,938	9,499,930
PGIM QMA Large-Cap Core Equity Fund (Class R6)	695,415	15,201,775
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	310,098	4,539,835
PGIM QMA US Broad Market Index Fund (Class R6)	487,804	10,156,088
PGIM TIPS Fund (Class R6)	379,304	4,050,967
PGIM Total Return Bond Fund (Class R6)	355,415	5,174,849

Total Long-Term Investments (cost $44,498,410)		60,586,404

Short-Term Investment 1.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $780,694)	780,694	780,694

TOTAL INVESTMENTS 100.0% (cost $45,279,104)(wd)		61,367,098
Other assets in excess of liabilities 0.0%		7,821

Net Assets 100.0%		$61,374,919

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds